Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000002889 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002889 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002889 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002889 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002889 | The Kroger Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002889 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002889 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002889 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002889 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002889 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002889 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002889 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002889 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002889 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002889 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002889 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002889 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002889 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002889 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002889 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002889 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002891 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002891 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002891 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002891 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002891 | The Kroger Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002891 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002891 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002891 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002891 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002891 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002891 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002891 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002891 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002891 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002891 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002891 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002891 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002891 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002891 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002891 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002891 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002887 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002887 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002887 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002887 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002887 | The Kroger Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002887 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002887 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002887 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002887 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002887 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002887 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002887 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002887 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002887 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002887 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002887 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002887 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002887 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002887 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002887 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002887 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002887 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002888 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002888 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002888 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002888 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002888 | The Kroger Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002888 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002888 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002888 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002888 | The PNC Financial Services Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002888 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002888 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002888 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002888 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002888 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002888 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002888 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002888 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002888 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002888 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002888 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)